Note 8 - Revenue - Revenue from Gold (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) oz t	Dec. 31, 2021 USD ($) oz t	Dec. 31, 2020 USD ($) oz t
Statement Line Items [Line Items]
Revenue	$ 142,082	$ 121,329	$ 100,002
Revenue from silver sales	116	122	86
Revenue from gold sales	$ 141,966	$ 121,207	$ 99,916
Total ounces gold sold (Ounce) | oz	80,094	68,617	57,137
Net work in progress and refinery (oz) (Ounce) | oz	681	(1,141)	762
Gold produced (oz) (Ounce) | oz	80,775	67,476	57,899
Tonnes milled (Metric Ton) | t	752,033	665,628	597,962
Grade	3.56	3.36	3.21
Recovery	93.8	93.9	93.8
Realised gold price ($/oz)	$ 1,772	$ 1,766	$ 1,749